Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Can-Fite BioPharma Ltd.
Entity Central Index Key	0001536196
Amendment Flag	true
Amendment Description	This Amendment No. 2 (this “Amendment No. 2”) to the Registration Statement on Form F-1 (Registration No. 333-236064) (the “Registration Statement”) is being filed solely for the purpose of filing XBRL exhibits as indicated in Part II, Item 8 of this Amendment No. 2 and filing Exhibit 5.2. Accordingly, this Amendment No. 2 consists only of the facing page, this explanatory note, an updated Part II of the Registration Statement, the signature page to this Amendment No. 2 and the filed exhibits. The preliminary prospectus is unchanged and has been omitted from this Amendment No. 2.
Document Type	F-1/A
Entity Emerging Growth Company	false